Other Assets - Schedule of Other Non-Current Assets (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Non-Current Assets [Line Items]
Other non-current assets		$ 2,040,522
Deferred debt discount cost [Member]
Schedule of Other Non-Current Assets [Line Items]
Other non-current assets	[1]	$ 2,040,522

[1]	Deferred debt discount cost represents equity incentive shares issued to convertible note holders. Refer to Note 12 for further details.